Operating Leases	12 Months Ended
Dec. 31, 2020
Operating Leases
Operating Leases

6. Operating Leases

1)	Lease as lessee

The Company leases office space, sorting hubs and warehouse facilities under non-cancellable operating lease agreements that expire at various dates through December 2034. During the three years ended December 31, 2018, 2019 and 2020, the Company incurred rental expenses related to fixed operating lease costs amounting to RMB 271,630, RMB 300,708 and RMB 361,098, respectively. No variable lease cost existed.

Supplemental information related to leases within the consolidated balance sheets are as follows:

	As of December 31,	As of December 31,
	2019	2020
	RMB	RMB

Operating lease right-of-use assets	901,956	876,259

Current operating lease liabilities	298,728	246,394
Non-current operating lease liabilities	504,442	502,481
Total operating lease liabilities	803,170	748,875

Weighted average remaining lease term (in years)	6	5

Weighted average discount rate	4.36%	4.27%

Supplemental cash flow information related to leases for the year ended December 31, 2020 is as follows:

	Year ended	Year ended
	December 31,	December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	322,857	389,696
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	499,124	343,411
Right-of-use assets decreased due to lease modifications:
Operating leases	168,380	48,558

6. Operating Leases (Continued)

1)Lease as lessee (Continued)

The following is a maturity analysis of the annual undiscounted cash flows as of December 31, 2019 and December 31, 2020:

	As of	As of
	December 31, 2019	December 31, 2020
	RMB	RMB
Within one year	285,743	257,009
Within a period of more than one year but not more than two years	196,902	163,774
Within a period of more than two year but not more than three years	105,055	100,435
Within a period of more than three year but not more than four years	82,610	105,527
Within a period of more than four year but not more than five years	50,415	64,430
Within a period of more than five year	184,470	148,254
Total lease commitment	905,195	839,429
Less: Imputed interest	(102,025)	(90,554)
Total operating lease liabilities	803,170	748,875
Less: Current operating lease liabilities	(298,728)	(246,394)
Long-term operating lease liabilities	504,442	502,481

Under ASC 842, land use rights agreements are also considered as operating lease contracts. See Note 5 for separate disclosures related to land use right.

2)Lease as lessor

The Company rents land and buildings to network partners under non-cancellable operating lease agreements that expire at various dates through December 2037. All of the Company’s leasing arrangements as lessor are classified as operating leases. Rental income is recognized on a straight-line basis over the rental period. During the years ended December 31, 2018, 2019 and 2020, the Company recorded rental income amounting to RMB69,483, RMB79,254 and RMB81,348, respectively.